Consolidated Balance Sheets - Spetner Associates Inc [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 5,019,853	$ 2,782,170	$ 1,770,797
Accounts receivable, net	16,509	148,249	104,028
Cash balance plan assets	348,847	332,443	279,000
Total Current Assets	5,385,209	3,262,862	2,153,825
Property and equipment, net	14,532	17,097	27,355
TOTAL ASSETS	5,399,741	3,279,959	2,181,180
CURRENT LIABILITIES:
Accounts payable	83,000	35,228	100,818
Accrued expenses	87,558	88,464	74,201
Profit sharing plan liability	131,201	131,201	308,637
Premiums – Insurance Carriers	1,536,563	2,066,050	1,533,809
Revolving line of credit			80,000
Total Current Liabilities	1,847,037	2,329,483	2,177,218
Notes payable, noncurrent portion	12,493	14,458	23,348
TOTAL LIABILITIES	1,859,530	2,343,941	2,200,566
Equity
Common stock, value	100	100	100
Additional paid in capital	912,359	912,359	478,900
Retained earnings (accumulated deficit)	2,527,533	(59,870)	(1,308,430)
Accumulated other comprehensive income	100,219	83,429	810,044
TOTAL SHAREHOLDER EQUITY	3,540,211	936,018	(19,386)
TOTAL LIABILITIES AND SHAREHOLDER EQUITY	5,399,741	3,279,959	2,181,180
Nonrelated Party [Member]
CURRENT LIABILITIES:
Notes payable, current portion	7,829	7,829	6,674
Related Party [Member]
CURRENT LIABILITIES:
Notes payable, current portion	$ 886	$ 711	$ 73,079